Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

Frank Value Fund, West Hills Tactical Core Fund and Camelot Event Driven Fund,

each a Series of Frank Funds

In planning and performing our audit of the financial statements of Frank Value Fund ("Value Fund") , West Hills Tactical Core Fund (“West Hills Fund”), and Camelot Event Driven Fund (“Camelot Fund”), each a series of Frank Funds, (collectively the “Funds”)  as of and for the year ended June 30, 2021, in accordance with the standards of the Public Company Accounting Oversight Board (United States), we considered the Funds’ internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting.  Accordingly, we express no such opinion.

The management of the Funds is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A Fund’s internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles (GAAP). A Fund’s internal control over financial reporting includes those policies and procedures that (a) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the Fund; (b) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with GAAP, and that receipts and expenditures of the Fund are being made only in accordance with authorizations of management and directors of the Fund; and (c) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a Fund’s assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements.  Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the Funds’ annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Value Fund’s and West Hill Fund’s internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control that might be material weaknesses under standards established by the PCAOB. However, we noted no deficiencies in the Value Fund’s and West Hills Fund’s internal control over financial reporting and its operation, including controls over safeguarding securities, that we consider to be a material weakness as defined above as of June 30, 2021.

Our consideration of the Camelot Fund’s internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control that might be material weaknesses under standards established by the PCAOB.  However, we identified the following deficiencies in internal control over financial reporting that we consider to be material weaknesses, as defined above:

•

Inadequate design of controls over the preparation of the financial statements being audited in relation to fixed income investment transactions.

•

Inadequate design of controls over a significant account or process in relation to fixed income investment transactions.

These conditions were considered in determining the nature, timing, and extent of the procedures performed in our audit of the financial statements of the Camelot Fund as of and for the year ended June 30, 2021, and this report does not affect our report thereon dated September 15, 2021.

This report is intended solely for the information and use of management, the Board of Trustees of the Frank Value Fund, West Hills Tactical Return Fund and Camelot Event Driven Fund, each a series of Frank Funds, and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.

/S/ SANVILLE & COMPANY

Abington, Pennsylvania

September 16, 2021

Schedule of Audit Findings and Responses

Camelot Event Driven Fund, a series of the Frank Funds

July 1, 2020 through June 30, 2021

1.

Inadequate design of controls over the preparation of the financial statements being audited in relation to fixed income investment transactions.

Background

It is the responsibility of the Camelot Event Driven Fund’s (the “Fund”) management to design and adhere to internal controls over the preparation of the financial statements being audited in relation to fixed income investment transactions.  Our audit identified material weaknesses in controls that adversely affect the preparation of the financial statements in relation to fixed income investment transactions.

Description of Condition

We identified the following weaknesses in internal controls over preparation of the financial statements in relation to fixed income investment transactions:

There was insufficient management oversight of recordation of fixed income investment transactions.

Management was not timely in their recognition of improper recordation of fixed income investment transactions.

Cause of Condition

Insufficient management oversight.

Effect of Condition

Lack of timely recognition of improper recordation of fixed income investment transactions resulted in multiple adjusting entries, a significant increase in audit time, and late filing of NCEN.

Management’s Response

Management acknowledges that it is the responsibility of the management team, including the officers of Frank Funds, to implement and adhere to internal controls related to the preparation of the Fund’s financial statements.  Management further acknowledges that there was insufficient management oversight of the recordation of certain fixed income transactions, which resulted in adjusting entries, a significant increase in audit time and a delayed N-CEN filing.  Management has reviewed and will update its internal controls to increase effective oversight of, and ensure timely recognition of improper fixed income transactions in order to prevent similar weaknesses in internal controls in the future.

2.

Inadequate design of controls over a significant account or process in relation to fixed income transactions.

Background

It is the responsibility of the Camelot Event Driven Fund’s (the “Fund”) management to design and adhere to internal controls over a significant account or process in relation to fixed income transactions.  Our audit identified material weaknesses in controls that adversely affect the internal controls over a significant account or process in relation to fixed income transactions.

Description of Condition

We identified the following weaknesses in internal controls over a significant account or process in relation to fixed income transactions.

There was insufficient management oversight of recordation of fixed income investment transactions.

Management was not timely in their recognition of improper recordation of fixed income investment transactions.

Cause of Condition

Insufficient management oversight.

Effect of Condition

Lack of timely recognition of improper recordation of fixed income investment transactions resulted in significant increase in audit time, multiple adjusting entries and late filing of NCEN.

Management’s Response

Management acknowledges that it is the responsibility of the management team, including the officers of Frank Funds, to implement and adhere to internal controls over a significant account or process in relation to fixed income transactions.  Management further acknowledges that there was insufficient management oversight of the recordation of certain fixed income transactions, which resulted in adjusting entries, a significant increase in audit time and a delayed N-CEN filing.  Management has reviewed and will update its internal controls to increase effective oversight of, and ensure timely recognition of improper fixed income transactions in order to prevent similar weaknesses in internal controls in the future.